Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 23,503	$ 26,818
Goodwill	110,479	117,043
Intangible assets	40,034	41,286
Investments in associates	4,612	4,872
Investment securities	168	178
Deferred tax assets	2,493	2,935
Pensions and similar obligations	42	12
Income tax receivables	470	844
Derivatives	261	44
Trade and other receivables	1,577	1,941
Total non-current assets	183,637	195,973
Current assets
Investment securities	221	67
Inventories	5,020	5,583
Income tax receivables	727	822
Derivatives	554	505
Trade and other receivables	5,270	6,024
Cash and cash equivalents	11,174	10,332
Assets classified as held for sale	33	34
Total current assets	22,999	23,367
Total assets	206,637	219,340
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	12,304	20,276
Retained earnings	46,577	42,215
Equity attributable to equity holders of AB InBev	78,237	81,848
Non-controlling interests	10,463	10,828
Total equity	88,700	92,676
Non-current liabilities
Interest-bearing loans and borrowings	70,720	74,163
Pensions and similar obligations	1,296	1,673
Deferred tax liabilities	11,321	11,874
Income tax payables	284	589
Derivatives	68	151
Trade and other payables	797	738
Provisions	385	320
Total non-current liabilities	84,871	89,508
Current liabilities
Bank overdrafts	0	17
Interest-bearing loans and borrowings	1,449	3,987
Income tax payables	1,805	1,583
Derivatives	5,817	5,318
Trade and other payables	23,804	25,981
Provisions	191	269
Total current liabilities	33,066	37,156
Total equity and liabilities	$ 206,637	$ 219,340